Capital Income Builder®
Investment portfolio
July 31, 2019
unaudited
Common stocks 68.84% Financials 9.91%	Shares	Value (000)
Zurich Insurance Group AG1	4,221,959	$1,468,387
CME Group Inc., Class A	5,380,289	1,046,036
JPMorgan Chase & Co.	6,133,000	711,428
DBS Group Holdings Ltd.[1]	35,187,192	672,486
Sampo Oyj, Class A1	15,589,558	648,796
Principal Financial Group, Inc.	9,186,600	533,190
Toronto-Dominion Bank (CAD denominated)	7,712,700	450,852
Royal Bank of Canada	5,300,000	418,523
Hong Kong Exchanges and Clearing Ltd.[1]	12,252,960	413,809
Ping An Insurance (Group) Co. of China, Ltd., Class H1	22,782,500	270,218
Ping An Insurance (Group) Co. of China, Ltd., Class A1	2,088,626	26,579
HSBC Holdings PLC (GBP denominated)[1]	19,832,364	157,949
HSBC Holdings PLC (HKD denominated)[1]	15,070,642	121,635
PNC Financial Services Group, Inc.	1,888,968	269,934
SunTrust Banks, Inc.	3,430,700	228,485
American International Group, Inc.	3,980,000	222,840
Hang Seng Bank Ltd.[1]	7,974,000	189,036
Swedbank AB, Class A1	12,017,522	164,021
BNP Paribas SA1	3,237,900	150,456
Westpac Banking Corp.[1]	7,627,485	149,072
Lloyds Banking Group PLC[1]	195,540,700	126,649
Banco Santander, SA1	29,732,168	126,562
Svenska Handelsbanken AB, Class A1	13,842,969	124,671
Bank of Montreal	1,655,000	123,893
Banca Mediolanum SpA[1]	14,763,298	105,468
B3 SA - Brasil, Bolsa, Balcao	9,218,735	101,914
Oversea-Chinese Banking Corp. Ltd.[1]	11,400,165	95,067
BOC Hong Kong (Holdings) Ltd.[1]	24,375,000	93,290
Standard Bank Group Ltd.[1]	7,355,000	91,859
DWS Group GmbH & Co. KGaA, non-registered shares[1]	2,740,190	91,683
Marsh & McLennan Companies, Inc.	901,300	89,048
Sony Financial Holdings Inc.[1]	3,662,600	88,796
China Construction Bank Corp., Class H1	110,277,000	84,900
Prudential PLC[1]	3,974,000	81,959
St. James’s Place PLC[1]	6,131,541	72,766
Intesa Sanpaolo SpA[1]	27,971,112	60,447
ABN AMRO Bank NV, depository receipts[1]	2,995,000	59,339
Singapore Exchange Ltd.[1]	9,600,000	55,239
Nasdaq, Inc.	542,500	52,281
Bank of China Ltd., Class H1	114,841,400	46,611
Euronext NV1	520,000	40,243
UBS Group AG1	3,420,000	38,002
Huntington Bancshares Inc.	1,995,785	28,440
MONETA Money Bank, AS, non-registered shares[1]	7,813,482	26,801
TMX Group Ltd.	328,600	24,405
The Blackstone Group Inc., Class A	300,900	14,437
Power Financial Corp.	427,600	9,360
Capital Income Builder — Page 1 of 34

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Great-West Lifeco Inc. (Canada)	298,500	$ 6,554
Société Générale[1]	22,092	541
		10,274,957
Consumer staples 8.95%
Coca-Cola Co.	36,653,700	1,929,084
Philip Morris International Inc.	17,227,700	1,440,408
Altria Group, Inc.	27,114,300	1,276,270
British American Tobacco PLC[1]	27,401,811	977,787
British American Tobacco PLC (ADR)	7,866,157	280,114
Nestlé SA1	7,684,379	815,447
Imperial Brands PLC[1]	26,672,682	674,686
Diageo PLC[1]	9,761,300	407,287
Carlsberg A/S, Class B1	1,955,831	266,739
General Mills, Inc.	4,000,000	212,440
Kellogg Co.	3,000,000	174,660
Procter & Gamble Co.	1,458,260	172,133
Danone SA1	1,911,416	165,719
Kimberly-Clark Corp.	1,000,000	135,650
Reckitt Benckiser Group PLC[1]	1,526,300	118,341
Hormel Foods Corp.	1,978,781	81,110
Japan Tobacco Inc.[1]	2,225,800	49,410
Unilever PLC[1]	741,210	44,642
Treasury Wine Estates Ltd.[1]	2,562,000	30,882
Convenience Retail Asia Ltd.[1,2]	51,330,000	26,473
		9,279,282
Health care 8.53%
AbbVie Inc.	28,549,500	1,901,968
Novartis AG1	19,406,507	1,779,559
Amgen Inc.	7,970,680	1,487,169
GlaxoSmithKline PLC[1]	52,768,700	1,091,972
Gilead Sciences, Inc.	12,742,380	834,881
AstraZeneca PLC[1]	4,739,848	406,832
AstraZeneca PLC (ADR)	2,841,600	123,354
Pfizer Inc.	9,148,720	355,336
Abbott Laboratories	4,012,900	349,524
Merck & Co., Inc.	2,445,900	202,985
Eli Lilly and Co.	890,070	96,973
Roche Holding AG, nonvoting, non-registered shares[1]	287,800	77,060
Koninklijke Philips NV1	1,166,532	54,706
Johnson & Johnson	358,100	46,632
Alcon Inc.[1,3]	542,600	31,383
		8,840,334
Information technology 7.42%
Broadcom Inc.	6,875,500	1,993,826
Microsoft Corp.	12,331,940	1,680,474
Intel Corp.	25,471,350	1,287,577
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	101,737,799	841,115
QUALCOMM Inc.	4,816,130	352,348
Tokyo Electron Ltd.[1]	1,217,300	206,668
VTech Holdings Ltd.[1,2]	20,089,300	176,714
Texas Instruments Inc.	1,388,700	173,601
Vanguard International Semiconductor Corp.[1]	81,482,089	164,302
Capital Income Builder — Page 2 of 34

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cisco Systems, Inc.	2,932,000	$ 162,433
NetApp, Inc.	2,414,800	141,242
HP Inc.	6,510,140	136,973
Western Union Co.	4,712,000	98,952
Delta Electronics, Inc.[1]	20,417,000	98,448
Micro Focus International PLC[1]	3,725,941	78,088
MediaTek Inc.[1]	5,431,000	54,421
Accenture PLC, Class A	149,600	28,810
KLA Corp.	135,600	18,485
		7,694,477
Energy 6.83%
Royal Dutch Shell PLC, Class B1	48,678,755	1,536,402
Royal Dutch Shell PLC, Class A1	14,090,305	442,519
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	91,669
Exxon Mobil Corp.	17,120,131	1,273,053
TOTAL SA1	10,395,018	538,637
BP PLC[1]	74,960,632	494,352
Chevron Corp.	3,444,140	424,008
Enbridge Inc. (CAD denominated)	12,670,641	423,187
TC Energy Corp. (CAD denominated)	7,567,288	370,509
Occidental Petroleum Corp.	5,809,423	298,372
Canadian Natural Resources, Ltd.	9,377,000	237,516
Williams Companies, Inc.	8,472,170	208,754
Equitrans Midstream Corp.	9,861,100	163,596
Inter Pipeline Ltd.	9,370,200	157,685
Helmerich & Payne, Inc.	2,878,330	142,995
Schlumberger Ltd.	3,412,800	136,410
Suncor Energy Inc.	3,950,000	113,340
Kinder Morgan, Inc.	1,323,085	27,282
Tribune Resources, Inc.[1,3]	209,689	535
		7,080,821
Real estate 5.97%
Crown Castle International Corp. REIT	11,266,838	1,501,419
Link REIT[1]	65,373,896	762,338
Simon Property Group, Inc. REIT	4,251,000	689,512
Sun Hung Kai Properties Ltd.[1]	29,002,000	466,097
American Tower Corp. REIT	1,940,987	410,752
Daito Trust Construction Co., Ltd.[1]	2,899,510	374,992
Extra Space Storage Inc. REIT	2,250,000	252,877
TAG Immobilien AG1,2	10,638,567	251,482
Digital Realty Trust, Inc. REIT	1,913,590	218,838
Iron Mountain Inc. REIT	6,278,603	184,654
Gaming and Leisure Properties, Inc. REIT	4,211,000	158,797
Lamar Advertising Co. REIT, Class A	1,591,278	128,766
Hospitality Properties Trust REIT	4,941,000	122,092
Unibail-Rodamco-Westfield, non-registered shares REIT[1]	859,563	115,071
CK Asset Holdings Ltd.[1]	15,003,380	112,861
American Campus Communities, Inc. REIT	1,872,388	87,534
HCP, Inc. REIT	2,694,510	86,036
Nexity SA, Class A, non-registered shares[1]	1,762,815	84,974
Longfor Group Holdings Ltd.[1]	17,645,500	64,879
Equinix, Inc. REIT	103,800	52,118
China Resources Land Ltd.[1]	6,772,000	29,045
Capital Income Builder — Page 3 of 34

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Ventas, Inc. REIT	412,300	$ 27,744
TLG Immobilien AG, non-registered shares[1]	194,690	5,720
		6,188,598
Utilities 5.57%
E.ON SE1,2	113,551,410	1,136,310
Dominion Energy, Inc.	12,575,308	934,220
American Electric Power Co., Inc.	6,694,000	587,800
Iberdrola, SA, non-registered shares[1]	46,685,461	442,335
ENGIE SA1	12,911,080	197,710
ENGIE SA, bonus shares[1]	10,508,696	160,921
Naturgy Energy Group, SA1	13,771,966	348,597
Enel SpA[1]	49,611,437	339,995
Edison International	4,322,600	322,207
Duke Energy Corp.	3,173,000	275,163
SSE PLC[1]	19,639,849	262,283
National Grid PLC[1]	13,481,498	138,564
Exelon Corp.	2,711,437	122,177
NiSource Inc.	3,958,518	117,528
Public Service Enterprise Group Inc.	1,670,400	95,463
CenterPoint Energy, Inc.	2,814,800	81,657
Infratil Ltd.[1]	16,859,895	51,439
Ratch Group PCL, foreign registered[1]	21,810,000	47,808
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[1]	14,972,316	40,466
Red Eléctrica de Corporación, SA1	1,499,968	28,355
Sempra Energy	199,500	27,018
Power Assets Holdings Ltd.[1]	2,570,000	18,397
		5,776,413
Industrials 5.03%
Lockheed Martin Corp.	2,536,390	918,604
United Parcel Service, Inc., Class B	4,695,000	560,912
VINCI SA1	5,044,780	517,023
Aena SME, SA, non-registered shares[1]	2,692,888	485,420
3M Co.	2,687,000	469,473
Airbus SE, non-registered shares[1]	3,018,059	426,679
Boeing Co.	724,800	247,287
Singapore Technologies Engineering Ltd.[1]	79,768,200	245,255
Komatsu Ltd.[1]	7,753,445	172,861
Stanley Black & Decker, Inc.	960,000	141,686
General Dynamics Corp.	709,000	131,831
BOC Aviation Ltd.[1]	14,137,400	122,131
United Technologies Corp.	856,200	114,388
RELX PLC[1]	3,660,408	86,820
Air New Zealand Ltd.[1]	48,089,781	85,331
ComfortDelGro Corp. Ltd.[1]	39,708,700	78,171
ALD SA1	4,942,514	73,799
CCR SA, ordinary nominative	18,292,000	71,656
BTS Rail Mass Transit Growth Infrastructure Fund[1]	200,000,000	71,576
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	3,214,000	66,981
Melrose Industries PLC[1]	19,184,000	43,042
Kühne + Nagel International AG1	281,007	41,359
Transurban Group[1]	3,367,786	35,719
		5,208,004
Capital Income Builder — Page 4 of 34

unaudited
Common stocks (continued) Communication services 4.43%	Shares	Value (000)
Verizon Communications Inc.	17,955,677	$ 992,410
Vodafone Group PLC[1]	302,068,844	550,156
BCE Inc. (CAD denominated)	10,694,000	483,248
AT&T Inc.	14,102,810	480,201
Nippon Telegraph and Telephone Corp.[1]	10,318,100	465,687
Singapore Telecommunications Ltd.[1]	101,838,567	245,913
HKT Trust and HKT Ltd., units[1]	139,282,860	222,537
Koninklijke KPN NV1	76,835,852	219,002
ITV PLC[1]	132,398,760	176,938
Intouch Holdings PCL, foreign registered[1]	59,500,000	123,142
Nintendo Co., Ltd.[1]	322,381	118,111
1&1 Drillisch AG1	3,425,000	103,200
Euskaltel, SA, non-registered shares[1,2]	11,611,000	101,482
Gannett Co., Inc.[2]	8,547,400	87,611
ProSiebenSat.1 Media SE1	4,391,101	56,957
CenturyLink, Inc.	3,500,000	42,315
TELUS Corp.	1,118,508	40,205
Nordic Entertainment Group AB, Class B1	1,673,931	39,988
Modern Times Group MTG AB, Class B1,3	2,272,864	20,945
Zegona Communications PLC[1,2]	14,394,740	18,118
Cumulus Media Inc., Class A3	33,691	509
		4,588,675
Consumer discretionary 3.88%
Las Vegas Sands Corp.	16,765,100	1,013,283
Target Corp.	4,000,000	345,600
McDonald’s Corp.	1,550,000	326,616
Six Flags Entertainment Corp.[2]	5,487,000	289,878
Sands China Ltd.[1]	57,910,930	279,904
Industria de Diseño Textil, SA1	8,186,100	244,139
Hasbro, Inc.	1,923,000	232,991
Greene King PLC[1,2]	24,691,512	187,246
InterContinental Hotels Group PLC[1]	2,078,115	144,100
General Motors Co.	2,977,000	120,092
Carnival Corp., units	2,457,497	116,068
Royal Caribbean Cruises Ltd.	836,500	97,318
Dine Brands Global, Inc.[2]	1,095,551	89,934
Burberry Group PLC[1]	2,916,999	79,577
Inchcape PLC[1]	9,663,308	73,480
Toyota Motor Corp.[1]	1,003,000	64,521
Midea Group Co., Ltd., Class A1	7,497,229	58,885
Gree Electric Appliances, Inc. of Zhuhai, Class A1	7,208,895	57,114
Kering SA1	90,649	46,826
Hyundai Motor Co.[1]	430,900	45,756
LVMH Moët Hennessy-Louis Vuitton SE1	98,460	40,713
Marston’s PLC[1]	19,496,200	25,374
AA PLC[1,2]	35,437,759	21,544
Matahari Department Store Tbk PT1	69,943,000	18,504
		4,019,463
Materials 2.32%
Rio Tinto PLC[1]	10,200,000	579,167
BHP Group PLC[1]	18,467,000	440,965
Nutrien Ltd.	7,009,297	384,180
Dow Inc.	5,684,366	275,351
Capital Income Builder — Page 5 of 34

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
BASF SE1	2,293,100	$ 153,221
Linde PLC	657,500	125,767
Air Products and Chemicals, Inc.	513,400	117,194
Amcor PLC (CDI)[1]	8,526,922	90,557
Evonik Industries AG1	2,554,187	73,281
Givaudan SA1	23,002	61,034
DuPont de Nemours Inc.	684,366	49,384
Asahi Kasei Corp.[1]	3,614,800	36,782
Nexa Resources SA	1,844,859	15,202
		2,402,085
Total common stocks (cost: $61,396,201,000)		71,353,109
Preferred securities 0.07% Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,909,610	59,491
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[4]	13,000	8,678
Total preferred securities (cost: $79,149,000)		68,169
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[1,3,5]	196,789	28
Tribune Resources, Inc., Class B, warrants, expire 2023[1,3,5]	153,058	16
Tribune Resources, Inc., Class C, warrants, expire 2023[1,3,5]	46,500	3
Total rights & warrants (cost: $28,000)		47
Convertible stocks 0.53% Utilities 0.35%
Sempra Energy, Series A, 6.00% convertible preferred 2021	1,573,600	174,921
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	897,800	90,220
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,253,360	62,919
American Electric Power Co., Inc. 6.125% convertible preferred 2022	648,900	35,352
		363,412
Real estate 0.13%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	113,927	137,369
Industrials 0.05%
Stanley Black & Decker, Inc. 5.375% convertible preferred 2020	515,800	52,348
Total convertible stocks (cost: $516,662,000)		553,129
Capital Income Builder — Page 6 of 34

unaudited
Bonds, notes & other debt instruments 25.51% U.S. Treasury bonds & notes 16.29% U.S. Treasury 14.97%	Principal amount (000)	Value (000)
U.S. Treasury 8.125% 2019	$ 93,440	$ 93,652
U.S. Treasury 1.375% 2020	69,577	69,064
U.S. Treasury 1.75% 2020	36,615	36,511
U.S. Treasury 2.50% 2020	1,751	1,758
U.S. Treasury 2.625% 2020	42,000	42,266
U.S. Treasury 8.50% 2020	76,000	78,636
U.S. Treasury 8.75% 2020	179,000	188,419
U.S. Treasury 8.75% 2020	165,000	176,382
U.S. Treasury 1.125% 2021	89,668	88,352
U.S. Treasury 1.75% 2021	75,161	74,998
U.S. Treasury 2.00% 2021	96,000	96,310
U.S. Treasury 2.25% 2021	42,570	42,879
U.S. Treasury 2.50% 2021	3,731	3,764
U.S. Treasury 3.125% 2021	75,000	76,598
U.S. Treasury 3.625% 2021	31,600	32,404
U.S. Treasury 8.00% 2021	337,500	383,440
U.S. Treasury 8.125% 2021	124,000	139,341
U.S. Treasury 1.625% 2022	11,000	10,932
U.S. Treasury 1.75% 2022	600,000	598,608
U.S. Treasury 1.75% 2022	1,958	1,954
U.S. Treasury 1.875% 2022[6]	806,000	806,862
U.S. Treasury 1.875% 2022	36,000	36,062
U.S. Treasury 2.00% 2022	41,100	41,312
U.S. Treasury 2.00% 2022	34,650	34,840
U.S. Treasury 2.125% 2022	234,000	236,326
U.S. Treasury 2.50% 2022	5,220	5,302
U.S. Treasury 7.25% 2022	182,500	211,545
U.S. Treasury 7.625% 2022	39,700	47,014
U.S. Treasury 1.50% 2023	64,170	63,410
U.S. Treasury 1.50% 2023	47,500	46,923
U.S. Treasury 1.625% 2023	143,000	141,872
U.S. Treasury 1.625% 2023	87,700	86,994
U.S. Treasury 1.75% 2023	47,500	47,329
U.S. Treasury 2.125% 2023	116,269	117,586
U.S. Treasury 2.25% 2023	150,000	152,648
U.S. Treasury 2.375% 2023	125,000	127,213
U.S. Treasury 2.50% 2023	62,000	63,587
U.S. Treasury 2.50% 2023	56,750	58,062
U.S. Treasury 2.625% 2023	400,000	413,064
U.S. Treasury 2.625% 2023	68,000	69,817
U.S. Treasury 2.625% 2023	11,047	11,371
U.S. Treasury 2.75% 2023[6]	356,521	368,831
U.S. Treasury 2.75% 2023	348,020	359,303
U.S. Treasury 2.875% 2023	302,000	314,563
U.S. Treasury 2.875% 2023	121,650	126,716
U.S. Treasury 6.25% 2023	350,000	410,298
U.S. Treasury 7.125% 2023	299,800	354,091
U.S. Treasury 1.75% 2024	29,019	28,891
U.S. Treasury 2.00% 2024	905,000	911,751
U.S. Treasury 2.00% 2024	76,894	77,408
U.S. Treasury 2.125% 2024	893,500	904,981
U.S. Treasury 2.125% 2024	750,000	759,577
U.S. Treasury 2.125% 2024	220,000	222,629
U.S. Treasury 2.125% 2024	80,000	81,059
Capital Income Builder — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2024	$179,669	$ 182,932
U.S. Treasury 2.25% 2024	141,375	143,811
U.S. Treasury 2.25% 2024	125,000	127,403
U.S. Treasury 2.25% 2024	55,000	56,130
U.S. Treasury 7.50% 2024	331,274	425,413
U.S. Treasury 2.625% 2025	4,775	4,979
U.S. Treasury 2.75% 2025	150,000	156,938
U.S. Treasury 2.875% 2025	150,000	158,075
U.S. Treasury 2.875% 2025	100,000	105,523
U.S. Treasury 6.875% 2025	145,145	186,706
U.S. Treasury 7.625% 2025	250,000	325,647
U.S. Treasury 1.875% 2026	3,832	3,823
U.S. Treasury 2.00% 2026	95,400	95,787
U.S. Treasury 6.00% 2026	206,000	257,949
U.S. Treasury 6.50% 2026	178,000	233,500
U.S. Treasury 6.75% 2026	35,000	46,163
U.S. Treasury 2.25% 2027	482,196	492,462
U.S. Treasury 2.25% 2027	75	77
U.S. Treasury 2.375% 2027	50,000	51,537
U.S. Treasury 6.125% 2027	317,000	418,377
U.S. Treasury 6.375% 2027	85,000	113,003
U.S. Treasury 6.625% 2027	65,000	86,440
U.S. Treasury 2.75% 2028	100,000	106,016
U.S. Treasury 2.875% 2028	329,120	352,839
U.S. Treasury 2.875% 2028	1,886	2,020
U.S. Treasury 3.125% 2028	2,044	2,236
U.S. Treasury 5.25% 2028	89,000	113,546
U.S. Treasury 5.50% 2028	140,000	180,786
U.S. Treasury 2.375% 2029	102,319	105,540
U.S. Treasury 5.25% 2029[6]	25,000	32,061
U.S. Treasury 6.125% 2029	30,000	41,241
U.S. Treasury 6.25% 2030[6]	193,000	271,947
U.S. Treasury 3.00% 2047[6]	179,092	196,312
U.S. Treasury 3.00% 2048	3,166	3,469
U.S. Treasury 3.125% 2048	27,778	31,157
U.S. Treasury 3.375% 2048	36,862	43,384
U.S. Treasury 3.00% 2049[6]	347,187	381,174
		15,511,908
U.S. Treasury inflation-protected securities 1.32%
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	46,392	46,866
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	304,599	307,881
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	135,851	151,410
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	57,156	63,599
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	157,025	158,856
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	83,747	84,489
U.S. Treasury Inflation-Protected Security 0.50% 2028[7]	207,628	211,424
U.S. Treasury Inflation-Protected Security 0.75% 2028[7]	77,641	81,077
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	865	1,127
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	53,320	54,263
U.S. Treasury Inflation-Protected Security 1.375% 2044[6,7]	80,841	92,978
Capital Income Builder — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.875% 2047[6,7]	$ 9,945	$ 10,286
U.S. Treasury Inflation-Protected Security 1.00% 2048[7]	122,568	105,332
		1,369,588
Total U.S. Treasury bonds & notes		16,881,496
Corporate bonds & notes 5.85% Financials 0.94%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,461
ACE INA Holdings Inc. 2.30% 2020	815	815
ACE INA Holdings Inc. 2.875% 2022	2,910	2,962
ACE INA Holdings Inc. 3.35% 2026	2,905	3,059
ACE INA Holdings Inc. 4.35% 2045	3,230	3,823
Allstate Corp. 3.85% 2049	5,000	5,314
Ally Financial Inc. 5.75% 2025	7,000	7,840
Ally Financial Inc. 8.00% 2031	1,455	1,931
American International Group, Inc. 4.20% 2028	14,815	15,913
American International Group, Inc. 4.75% 2048	1,750	1,961
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,147
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[8]	3,025	3,052
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[8]	25,227	26,060
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[8]	7,740	8,013
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[8]	7,145	7,460
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[8]	19,670	21,531
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[8]	34,608	34,936
Barclays Bank PLC 5.14% 2020	15,525	15,923
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[8]	7,500	7,945
Barclays Bank PLC 4.95% 2047	7,750	8,029
BB&T Corp. 2.45% 2020	7,800	7,803
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	20,619
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,504
BNP Paribas 3.50% 2023[4]	25,000	25,666
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[8]	4,300	4,522
Citigroup Inc. 3.20% 2026	5,330	5,449
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[8]	4,525	4,835
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,8]	5,000	5,015
Credit Suisse Group AG 3.80% 2023	12,050	12,504
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,8]	15,000	15,718
Credit Suisse Group AG 4.282% 2028[4]	3,303	3,491
Danske Bank AS 3.875% 2023[4]	9,250	9,507
Ford Motor Credit Co. 4.542% 2026	16,911	17,036
FS Energy and Power Fund 7.50% 2023[4]	2,980	3,047
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,081
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[8]	11,750	11,847
Goldman Sachs Group, Inc. 4.125% 2023[9]	1,465	1,510
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[8]	28,562	29,879
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[8]	1,750	1,883
Groupe BPCE SA 2.75% 2023[4]	22,675	22,912
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[8]	12,500	13,629
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[8]	12,000	12,543
Intesa Sanpaolo SpA 3.375% 2023[4]	4,100	4,112
Intesa Sanpaolo SpA 5.017% 2024[4]	9,100	9,258
JPMorgan Chase & Co. 4.625% 2021	5,000	5,197
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[8]	25,275	26,215
Capital Income Builder — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[8]	$12,500	$ 13,102
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[8]	7,560	8,008
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[8]	17,650	18,332
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[8]	3,473	3,800
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[8]	8,228	8,718
JPMorgan Chase & Co., Series I, junior subordinated, 5.736%[8]	35,506	35,738
Lloyds Banking Group PLC 4.05% 2023	4,000	4,177
Lloyds Banking Group PLC 3.90% 2024	2,000	2,071
Lloyds Banking Group PLC 4.45% 2025	10,475	11,104
Lloyds Banking Group PLC 4.375% 2028	5,375	5,696
Marsh & McLennan Companies, Inc. 4.375% 2029	5,519	6,151
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	3,288
Metlife, Inc. 3.60% 2025	2,870	3,053
Metropolitan Life Global Funding I 2.50% 2020[4]	2,000	2,005
Metropolitan Life Global Funding I 2.40% 2022[4]	1,830	1,835
Metropolitan Life Global Funding I 3.375% 2022[4]	4,950	5,072
Metropolitan Life Global Funding I 3.45% 2026[4]	1,210	1,272
Metropolitan Life Global Funding I 3.05% 2029[4]	6,944	7,122
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	20,000	20,101
Morgan Stanley 2.50% 2021	15,000	15,036
Morgan Stanley 3.125% 2023	25,000	25,494
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[8]	16,250	16,875
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[8]	21,350	21,397
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[8]	4,750	5,256
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	744
Navient Corp. 6.75% 2026	10,210	10,657
New York Life Global Funding 1.95% 2020[4]	2,000	1,996
New York Life Global Funding 1.95% 2020[4]	1,095	1,093
New York Life Global Funding 1.70% 2021[4]	10,000	9,885
New York Life Global Funding 2.25% 2022[4]	3,705	3,703
PNC Financial Services Group, Inc. 3.50% 2024	6,400	6,703
Prudential Financial, Inc. 4.35% 2050	3,835	4,367
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[8]	7,500	8,154
Royal Bank of Canada 2.80% 2022	10,425	10,550
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[8]	4,275	4,411
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	16,000	16,004
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[4,8]	4,800	5,201
Synchrony Financial 4.375% 2024	3,640	3,836
Toronto-Dominion Bank 2.65% 2024	7,600	7,669
Travelers Companies, Inc. 4.00% 2047	1,315	1,455
Travelers Companies, Inc. 4.05% 2048	2,753	3,076
UniCredit SpA 3.75% 2022[4]	11,970	12,187
UniCredit SpA 5.861% 2032[4,8]	1,900	1,922
US Bancorp 2.40% 2024	16,300	16,283
US Bancorp 3.15% 2027	4,000	4,160
Wells Fargo & Co. 2.10% 2021	15,000	14,938
Wells Fargo & Co. 2.625% 2022	14,025	14,108
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[8]	9,775	9,975
Wells Fargo & Co., Series K, junior subordinated, 6.18%[8]	71,606	72,143
		976,880
Capital Income Builder — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy 0.94%	Principal amount (000)	Value (000)
Aker BP ASA 4.75% 2024[4]	$ 5,000	$ 5,163
Anadarko Petroleum Corp. 4.85% 2021	829	855
Anadarko Petroleum Corp. 6.20% 2040	790	949
Anadarko Petroleum Corp. 6.60% 2046	2,215	2,844
Andeavor Logistics LP 3.50% 2022	5,000	5,111
Apache Corp. 4.25% 2030	13,550	13,504
Apache Corp. 5.35% 2049	10,750	10,951
APT Pipelines Ltd. 4.20% 2025[4]	2,220	2,330
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.825% 2023[1,9,10]	250	245
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,543
Baker Hughes, a GE Co. 4.08% 2047	835	815
BP Capital Markets PLC 3.79% 2024	15,250	16,126
BP Capital Markets PLC 3.41% 2026	9,500	9,955
BP Capital Markets PLC 4.234% 2028	10,745	11,939
Canadian Natural Resources Ltd. 2.95% 2023	13,365	13,510
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,064
Canadian Natural Resources Ltd. 3.85% 2027	14,500	15,017
Canadian Natural Resources Ltd. 4.95% 2047	4,699	5,295
Cenovus Energy Inc. 3.80% 2023	6,120	6,277
Cenovus Energy Inc. 5.25% 2037	2,646	2,793
Cenovus Energy Inc. 5.40% 2047	26,430	28,646
Chevron Corp. 2.10% 2021	7,325	7,327
Chevron Corp. 2.498% 2022	10,540	10,638
Concho Resources Inc. 4.30% 2028	6,295	6,748
Concho Resources Inc. 4.85% 2048	10,491	11,646
Diamond Offshore Drilling, Inc. 4.875% 2043	12,185	7,737
Ecopetrol SA 5.875% 2023	1,790	1,996
Ecopetrol SA 5.875% 2045	715	806
Enbridge Energy Partners, LP 5.20% 2020	650	660
Enbridge Energy Partners, LP 5.875% 2025	30,860	35,761
Enbridge Energy Partners, LP 5.50% 2040	3,500	4,046
Enbridge Energy Partners, LP 7.375% 2045	36,875	53,656
Enbridge Inc. 2.90% 2022	1,083	1,097
Enbridge Inc. 4.00% 2023	14,895	15,655
Enbridge Inc. 3.50% 2024	2,400	2,478
Enbridge Inc. 3.70% 2027	835	875
Energy Transfer Partners, LP 4.00% 2027	1,325	1,370
Energy Transfer Partners, LP 4.20% 2027	9,400	9,807
Energy Transfer Partners, LP 6.125% 2045	2,295	2,637
Energy Transfer Partners, LP 5.30% 2047	11,078	11,625
Energy Transfer Partners, LP 5.40% 2047	10,286	10,955
Energy Transfer Partners, LP 6.00% 2048	11,146	12,829
Energy Transfer Partners, LP 6.25% 2049	1,600	1,904
Energy Transfer Partners, LP, junior subordinated, 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[8]	7,500	7,085
Energy Transfer Partners, LP, junior subordinated, 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[8]	5,220	4,967
Enterprise Products Operating LLC 4.20% 2050	5,870	5,993
EQT Corp. 3.90% 2027	3,020	2,704
Equinor ASA 3.625% 2028	13,165	14,188
Exxon Mobil Corp. 2.222% 2021	7,750	7,765
Husky Energy Inc. 7.25% 2019	4,500	4,573
Jonah Energy LLC 7.25% 2025[4]	2,500	1,013
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,578
Capital Income Builder — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 5.50% 2044	$ 1,600	$ 1,823
Kinder Morgan, Inc. 3.15% 2023	1,190	1,212
Kinder Morgan, Inc. 4.30% 2025	75,495	80,938
Kinder Morgan, Inc. 4.30% 2028	31,330	33,596
Kinder Morgan, Inc. 5.55% 2045	41,290	47,848
Kinder Morgan, Inc. 5.05% 2046	2,500	2,734
Kinder Morgan, Inc. 5.20% 2048	2,000	2,249
Marathon Oil Corp. 4.40% 2027	3,375	3,558
MPLX LP 4.125% 2027	2,445	2,550
MPLX LP 4.00% 2028	6,080	6,287
MPLX LP 5.20% 2047	505	542
Murphy Oil Corp. 5.75% 2025	5,140	5,294
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	2,455	2,486
NGPL PipeCo LLC 7.768% 2037[4]	2,000	2,638
Noble Corp. PLC 7.95% 2025[8]	1,785	1,325
Noble Corp. PLC 8.95% 2045[8]	3,010	1,911
Noble Energy, Inc. 3.85% 2028	1,220	1,247
Noble Energy, Inc. 4.95% 2047	7,806	8,301
NuStar Logistics, LP 6.00% 2026	1,550	1,639
NuStar Logistics, LP 5.625% 2027	555	575
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,383
Petrobras Global Finance Co. 5.999% 2028	2,535	2,772
Petrobras Global Finance Co. 5.75% 2029	4,120	4,441
Petrobras Global Finance Co. 7.25% 2044	300	352
Petrobras Global Finance Co. 6.85% 2115	1,035	1,128
Petróleos Mexicanos 4.50% 2026	2,600	2,392
Petróleos Mexicanos 6.875% 2026	34,020	34,768
Petróleos Mexicanos 6.50% 2027	2,470	2,456
Petróleos Mexicanos 5.35% 2028	1,530	1,410
Petróleos Mexicanos 6.50% 2029	16,310	16,000
Petróleos Mexicanos 6.75% 2047	2,383	2,172
Petróleos Mexicanos 6.35% 2048	9,242	8,114
Phillips 66 4.30% 2022	11,525	12,123
Phillips 66 Partners LP 3.605% 2025	540	554
Phillips 66 Partners LP 3.55% 2026	2,600	2,655
Phillips 66 Partners LP 3.75% 2028	670	688
Phillips 66 Partners LP 4.68% 2045	160	167
Phillips 66 Partners LP 4.90% 2046	735	794
Pioneer Natural Resources Co. 3.45% 2021	685	694
QEP Resources, Inc. 5.25% 2023	5,130	4,694
QEP Resources, Inc. 5.625% 2026	350	302
QGOG Constellation SA 9.50% 2024[4,11,12]	503	224
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,177
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,992
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,334
Saudi Arabian Oil Co. 3.50% 2029[4]	2,565	2,627
Saudi Arabian Oil Co. 4.375% 2049[4]	705	733
Schlumberger BV 4.00% 2025[4]	18,011	19,152
Schlumberger BV 4.30% 2029[4]	2,500	2,703
Shell International Finance BV 1.75% 2021	10,865	10,772
Shell International Finance BV 3.50% 2023	8,250	8,679
Shell International Finance BV 3.875% 2028	11,755	12,916
Targa Resources Partners LP 6.875% 2029[4]	6,240	6,896
TC PipeLines, LP 4.375% 2025	1,984	2,089
Capital Income Builder — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tesoro Logistics LP 6.25% 2022	$ 520	$ 534
Total Capital International 2.434% 2025	18,373	18,429
Total Capital International 3.455% 2029	5,100	5,444
Total Capital International 2.829% 2030	8,262	8,298
Total Capital International 3.461% 2049	4,230	4,226
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	61,650	64,751
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.728% 2067[9]	8,000	6,488
TransCanada PipeLines Ltd. 4.25% 2028	14,675	15,879
TransCanada PipeLines Ltd. 4.875% 2048	7,500	8,458
TransCanada PipeLines Ltd. 5.10% 2049	3,250	3,759
Transportadora de Gas Peru SA 4.25% 2028[4]	1,090	1,145
Valaris PLC 5.20% 2025	4,265	3,071
Valaris PLC 5.75% 2044	1,750	1,006
Valero Energy Partners LP 4.375% 2026	1,735	1,867
Western Gas Partners LP 3.95% 2025	1,520	1,504
Western Gas Partners LP 4.65% 2026	3,105	3,190
Williams Partners LP 4.125% 2020	5,000	5,081
		976,287
Health care 0.91%
Abbott Laboratories 2.90% 2021	15,030	15,229
Abbott Laboratories 3.40% 2023	3,702	3,855
Abbott Laboratories 3.75% 2026	8,756	9,439
Abbott Laboratories 4.90% 2046	3,830	4,782
AbbVie Inc. 2.50% 2020	19,135	19,138
AbbVie Inc. 2.30% 2021	1,995	1,993
AbbVie Inc. 2.90% 2022	10,000	10,099
AbbVie Inc. 2.85% 2023	1,530	1,540
AbbVie Inc. 4.45% 2046	7,500	7,477
AbbVie Inc. 4.875% 2048	7,658	8,108
Aetna Inc. 2.80% 2023	1,095	1,098
Allergan PLC 3.00% 2020	1,290	1,293
Allergan PLC 3.45% 2022	3,000	3,059
Allergan PLC 3.80% 2025	5,573	5,777
Allergan PLC 4.75% 2045	1,000	1,034
Anthem, Inc. 2.95% 2022	12,000	12,167
AstraZeneca PLC 3.375% 2025	5,000	5,225
AstraZeneca PLC 4.00% 2029	11,841	12,953
AstraZeneca PLC 4.375% 2048	2,776	3,145
Bayer US Finance II LLC 3.875% 2023[4]	11,408	11,788
Bayer US Finance II LLC 4.375% 2028[4]	19,751	20,771
Bayer US Finance II LLC 4.875% 2048[4]	1,532	1,580
Becton, Dickinson and Co. 2.675% 2019	2,962	2,963
Becton, Dickinson and Co. 2.894% 2022	2,595	2,619
Becton, Dickinson and Co. 3.363% 2024	10,000	10,339
Becton, Dickinson and Co. 3.734% 2024	1,504	1,577
Becton, Dickinson and Co. 3.70% 2027	6,732	7,057
Boston Scientific Corp. 3.375% 2022	3,150	3,231
Boston Scientific Corp. 3.75% 2026	1,230	1,302
Boston Scientific Corp. 4.00% 2029	1,490	1,620
Boston Scientific Corp. 4.55% 2039	2,095	2,370
Bristol-Myers Squibb Co. 2.90% 2024[4]	19,070	19,529
Bristol-Myers Squibb Co. 3.40% 2029[4]	24,991	26,135
Bristol-Myers Squibb Co. 4.125% 2039[4]	1,474	1,610
Capital Income Builder — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 4.25% 2049[4]	$ 13,292	$ 14,568
Cigna Corp. 3.75% 2023[4]	1,669	1,735
Cigna Corp. 4.375% 2028[4]	27,637	29,995
Cigna Corp. 4.80% 2038[4]	1,450	1,585
Cigna Corp. 4.90% 2048[4]	14,780	16,256
CVS Health Corp. 4.30% 2028	21,650	22,999
CVS Health Corp. 5.05% 2048	10,150	11,049
Eli Lilly and Co. 3.95% 2049	2,676	2,917
EMD Finance LLC 2.40% 2020[4]	1,600	1,598
EMD Finance LLC 2.95% 2022[4]	4,900	4,939
EMD Finance LLC 3.25% 2025[4]	21,450	21,896
Endo International PLC 5.875% 2024[4]	225	198
GlaxoSmithKline PLC 3.375% 2023	25,000	25,914
GlaxoSmithKline PLC 3.00% 2024	6,450	6,640
HCA Inc. 4.125% 2029	8,450	8,673
HCA Inc. 5.25% 2049	5,000	5,282
Laboratory Corp. of America Holdings 4.70% 2045	6,900	7,306
Mallinckrodt PLC 5.625% 2023[4]	3,000	1,912
MEDNAX, Inc. 6.25% 2027[4]	6,500	6,468
Merck & Co., Inc. 3.40% 2029	5,000	5,326
Merck & Co., Inc. 4.00% 2049	5,407	6,068
Molina Healthcare, Inc. 4.875% 2025[4]	5,600	5,663
Pfizer Inc. 3.20% 2023	15,500	16,106
Pfizer Inc. 3.45% 2029	3,464	3,672
Pfizer Inc. 7.20% 2039	196	302
Pfizer Inc. 4.00% 2049	5,482	6,015
Shire PLC 2.40% 2021	1,640	1,637
Shire PLC 2.875% 2023	9,310	9,418
Shire PLC 3.20% 2026	59,069	60,097
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[4]	12,910	13,132
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	2,595	2,774
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	51,979	59,832
Teva Pharmaceutical Finance Co. BV 2.20% 2021	36,510	34,400
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	17,057
Teva Pharmaceutical Finance Co. BV 6.00% 2024	40,687	37,745
Teva Pharmaceutical Finance Co. BV 3.15% 2026	164,050	128,351
Teva Pharmaceutical Finance Co. BV 6.75% 2028	10,925	9,819
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,790	15,908
UnitedHealth Group Inc. 2.70% 2020	3,230	3,245
UnitedHealth Group Inc. 2.125% 2021	2,000	1,997
UnitedHealth Group Inc. 2.375% 2024	14,639	14,647
UnitedHealth Group Inc. 3.50% 2024	3,485	3,659
UnitedHealth Group Inc. 3.70% 2025	2,180	2,325
UnitedHealth Group Inc. 3.75% 2025	4,090	4,371
UnitedHealth Group Inc. 2.875% 2029	9,445	9,491
UnitedHealth Group Inc. 4.25% 2048	1,826	2,014
UnitedHealth Group Inc. 4.45% 2048	3,156	3,576
UnitedHealth Group Inc. 3.70% 2049	2,760	2,777
Valeant Pharmaceuticals International, Inc. 6.50% 2022[4]	4,713	4,892
Valeant Pharmaceuticals International, Inc. 5.50% 2023[4]	15,734	15,882
Valeant Pharmaceuticals International, Inc. 5.875% 2023[4]	668	675
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,110	1,139
Capital Income Builder — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 2.25% 2019	$ 2,000	$ 2,000
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,867
		944,711
Consumer staples 0.61%
Altria Group, Inc. 9.25% 2019	3,834	3,837
Altria Group, Inc. 2.625% 2020	4,340	4,344
Altria Group, Inc. 4.75% 2021	1,500	1,560
Altria Group, Inc. 2.95% 2023	3,800	3,853
Altria Group, Inc. 3.80% 2024	7,692	8,017
Altria Group, Inc. 4.00% 2024	3,000	3,157
Altria Group, Inc. 2.625% 2026	1,375	1,335
Altria Group, Inc. 4.40% 2026	18,395	19,647
Altria Group, Inc. 4.80% 2029	16,105	17,343
Altria Group, Inc. 5.80% 2039	5,500	6,316
Altria Group, Inc. 5.95% 2049	27,574	31,854
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	15,010	17,096
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,194
Anheuser-Busch InBev NV 4.75% 2029	12,932	14,737
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,260
Anheuser-Busch InBev NV 5.55% 2049	15,750	19,519
British American Tobacco PLC 3.222% 2024	2,500	2,522
British American Tobacco PLC 3.557% 2027	49,225	49,115
British American Tobacco PLC 4.39% 2037	1,300	1,260
British American Tobacco PLC 4.54% 2047	10,965	10,394
Conagra Brands, Inc. 4.60% 2025	6,790	7,380
Conagra Brands, Inc. 5.40% 2048	7,050	7,917
Constellation Brands, Inc. 2.25% 2020	10,000	9,973
Constellation Brands, Inc. 2.65% 2022	2,615	2,628
Constellation Brands, Inc. 2.70% 2022	415	417
Constellation Brands, Inc. 3.50% 2027	10,775	11,142
Constellation Brands, Inc. 4.50% 2047	445	474
Costco Wholesale Corp. 2.15% 2021	2,500	2,503
Costco Wholesale Corp. 2.75% 2024	1,500	1,538
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.862% 2021[9]	11,975	11,996
General Mills, Inc. 3.20% 2021	2,840	2,879
JBS Investments GmbH II 5.75% 2028[4]	4,955	5,016
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,764
Keurig Dr Pepper Inc. 4.057% 2023	17,120	17,966
Keurig Dr Pepper Inc. 4.597% 2028	14,868	16,331
Keurig Dr Pepper Inc. 5.085% 2048	13,250	15,028
Molson Coors Brewing Co. 2.25% 2020	735	734
Molson Coors Brewing Co. 2.10% 2021	2,920	2,901
Molson Coors Brewing Co. 3.00% 2026	7,640	7,634
Molson Coors Brewing Co. 4.20% 2046	480	464
Nestlé Holdings, Inc. 3.35% 2023[4]	14,000	14,546
Philip Morris International Inc. 2.00% 2020	4,175	4,166
Philip Morris International Inc. 2.375% 2022	5,595	5,596
Philip Morris International Inc. 2.50% 2022	5,000	5,021
Philip Morris International Inc. 2.625% 2022	6,125	6,165
Philip Morris International Inc. 2.125% 2023	2,500	2,472
Philip Morris International Inc. 3.375% 2029	10,000	10,357
Philip Morris International Inc. 4.25% 2044	4,900	5,199
Reckitt Benckiser Group PLC 2.375% 2022[4]	2,870	2,864
Capital Income Builder — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	$ 2,215	$ 2,233
Reynolds American Inc. 3.25% 2020	3,675	3,700
Reynolds American Inc. 4.00% 2022	4,500	4,662
Reynolds American Inc. 4.45% 2025	15,045	15,968
Reynolds American Inc. 5.85% 2045	9,362	10,298
Wal-Mart Stores, Inc. 2.85% 2024	31,900	32,829
Wal-Mart Stores, Inc. 3.55% 2025	80,000	85,284
Wal-Mart Stores, Inc. 3.05% 2026	12,870	13,454
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,000	2,001
WM. Wrigley Jr. Co. 3.375% 2020[4]	43,185	43,689
		635,549
Utilities 0.53%
Ameren Corp. 4.50% 2049	3,625	4,342
American Electric Power Co., Inc. 4.30% 2028	8,250	9,111
Centerpoint Energy, Inc. 2.50% 2022	6,000	6,003
CenterPoint Energy, Inc. 3.85% 2024	19,500	20,424
CMS Energy Corp. 5.05% 2022	5,460	5,796
CMS Energy Corp. 3.00% 2026	849	857
CMS Energy Corp. 4.875% 2044	1,275	1,490
Commonwealth Edison Co. 2.95% 2027	7,450	7,578
Consolidated Edison Co. of New York, Inc. 4.125% 2049	6,735	7,402
Consumers Energy Co. 4.05% 2048	11,425	12,731
Consumers Energy Co. 3.75% 2050	5,625	6,037
Dominion Resources, Inc. 2.00% 2021	6,570	6,512
Dominion Resources, Inc., junior subordinated, 3.071% 2024[8]	10,025	10,131
DTE Electric Co. 3.95% 2049	6,435	7,121
DTE Energy Co. 3.70% 2023	41,950	43,691
DTE Energy Co. 3.40% 2029	8,225	8,432
Duke Energy Corp. 3.95% 2023	985	1,042
Duke Energy Corp. 3.75% 2024	2,490	2,617
Duke Energy Corp. 3.40% 2029	9,975	10,305
Duke Energy Progress, LLC 3.70% 2028	5,900	6,391
Edison International 2.40% 2022	1,800	1,764
Edison International 5.75% 2027	1,250	1,396
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	20,554	22,384
Emera US Finance LP 2.70% 2021	2,885	2,890
Enel Finance International SA 3.50% 2028[4]	4,981	4,999
Enel Finance International SA 4.875% 2029[4]	13,948	15,375
Entergy Corp. 4.00% 2022	4,435	4,621
Entergy Corp. 2.95% 2026	7,750	7,799
Entergy Louisiana, LLC 4.20% 2048	7,950	8,902
Eversource Energy 2.375% 2022	1,410	1,415
Eversource Energy 2.75% 2022	528	533
Eversource Energy 2.80% 2023	1,870	1,892
Eversource Energy 3.80% 2023	15,000	15,811
Eversource Energy 3.30% 2028	10,000	10,273
Exelon Corp. 3.95% 2025	635	678
Exelon Corp. 3.40% 2026	1,570	1,626
Exelon Corp. 4.45% 2046	10,115	11,107
Exelon Corp., junior subordinated, 3.497% 2022[8]	12,000	12,266
FirstEnergy Corp. 3.90% 2027	41,635	43,867
FirstEnergy Corp. 3.50% 2028[4]	8,725	8,966
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,111
Capital Income Builder — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
IPALCO Enterprises, Inc. 3.70% 2024	$ 2,000	$ 2,059
Jersey Central Power & Light Co. 4.30% 2026[4]	1,935	2,097
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	768
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,576
Pacific Gas and Electric Co. 3.25% 2023[11]	16,490	16,243
Pacific Gas and Electric Co. 3.85% 2023[11]	3,437	3,471
Pacific Gas and Electric Co. 4.25% 2023[4,11]	2,757	2,854
Pacific Gas and Electric Co. 3.40% 2024[11]	3,665	3,683
Pacific Gas and Electric Co. 3.75% 2024[11]	1,457	1,483
Pacific Gas and Electric Co. 3.50% 2025[11]	1,285	1,279
Pacific Gas and Electric Co. 2.95% 2026[11]	10,066	9,714
Pacific Gas and Electric Co. 3.30% 2027[11]	1,749	1,697
Pacific Gas and Electric Co. 3.30% 2027[11]	738	712
Pacific Gas and Electric Co. 4.65% 2028[4,11]	2,500	2,644
Pacific Gas and Electric Co. 3.75% 2042[11]	430	395
Pacific Gas and Electric Co. 4.00% 2046[11]	3,500	3,238
Pennsylvania Electric Co. 3.25% 2028[4]	6,000	6,080
Progress Energy, Inc. 7.00% 2031	4,000	5,442
Progress Energy, Inc. 7.75% 2031	2,500	3,515
Public Service Co. of Colorado 3.80% 2047	685	724
Public Service Electric and Gas Co. 3.20% 2029	9,000	9,447
Public Service Electric and Gas Co. 3.85% 2049	575	622
Public Service Enterprise Group Inc. 2.00% 2021	7,060	6,989
Puget Energy, Inc. 6.50% 2020	2,058	2,163
Puget Energy, Inc. 5.625% 2022	6,525	6,980
Puget Energy, Inc. 3.65% 2025	8,500	8,719
SCANA Corp. 4.75% 2021	3,781	3,878
SCANA Corp. 4.125% 2022	8,757	8,919
South Carolina Electric & Gas Co. 5.45% 2041	1,221	1,530
Southern California Edison Co. 1.845% 2022	6,611	6,486
Southern California Edison Co. 4.20% 2029	8,950	9,774
Southern California Edison Co. 4.05% 2042	3,333	3,393
Southern California Edison Co. 4.00% 2047	6,667	6,842
Southern California Edison Co. 4.125% 2048	7,997	8,324
Southern California Edison Co. 4.875% 2049	1,625	1,883
Southern California Edison Co., Series C, 3.60% 2045	3,062	2,960
Southwestern Public Service Co. 3.70% 2047	2,730	2,815
Talen Energy Corp. 7.25% 2027[4]	2,290	2,266
Tampa Electric Co. 2.60% 2022	1,200	1,203
Teco Finance, Inc. 5.15% 2020	5,775	5,871
Virginia Electric and Power Co. 3.45% 2024	1,860	1,936
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,370
Virginia Electric and Power Co., Series B, 3.80% 2047	925	969
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.30% 2025	5,850	6,057
Xcel Energy Inc. 6.50% 2036	3,000	3,949
		544,725
Consumer discretionary 0.51%
Adient US LLC 7.00% 2026[4]	785	797
Amazon.com, Inc. 2.80% 2024	91,000	93,411
Amazon.com, Inc. 3.875% 2037	5,114	5,669
Bayerische Motoren Werke AG 1.45% 2019[4]	10,210	10,199
Bayerische Motoren Werke AG 3.15% 2024[4]	15,750	16,191
Capital Income Builder — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cedar Fair, LP 5.375% 2027	$ 2,500	$ 2,650
Cedar Fair, LP 5.25% 2029[4]	920	956
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	2,500	2,517
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	19,750	20,595
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	6,750	6,926
Ford Motor Credit Co. 2.597% 2019	810	810
General Motors Co. 4.35% 2025	11,555	11,976
General Motors Co. 5.20% 2045	3,920	3,827
General Motors Co. 5.40% 2048	10,000	9,939
General Motors Co. 5.95% 2049	7,850	8,368
General Motors Financial Co. 3.70% 2020	15,890	16,090
General Motors Financial Co. 4.375% 2021	1,000	1,033
General Motors Financial Co. 3.45% 2022	20,390	20,666
General Motors Financial Co. 4.30% 2025	10,000	10,314
Hilton Worldwide Holdings Inc. 4.875% 2030[4]	2,805	2,889
Home Depot, Inc. 2.95% 2029	8,835	9,049
Hyundai Capital America 3.10% 2022[4]	26,390	26,575
International Game Technology 6.25% 2027[4]	5,000	5,444
Las Vegas Sands Corp. 3.90% 2029	3,175	3,221
Lennar Corp. 8.375% 2021	5,000	5,387
Limited Brands, Inc. 5.25% 2028	2,500	2,322
Lowe’s Companies, Inc. 4.05% 2047	4	4
Lowe’s Companies, Inc. 4.55% 2049	11,744	12,766
McDonald’s Corp. 2.625% 2022	1,035	1,045
McDonald’s Corp. 3.35% 2023	7,718	8,005
McDonald’s Corp. 3.70% 2026	7,015	7,490
McDonald’s Corp. 4.875% 2045	2,100	2,428
McDonald’s Corp. 4.45% 2047	6,000	6,613
MGM Resorts International 5.75% 2025	3,750	4,072
MGM Resorts International 5.50% 2027	4,185	4,448
Morongo Band of Mission Indians 7.00% 2039[4]	5,000	5,623
NIKE, Inc. 3.875% 2045	7,145	7,765
Nissan Motor Co., Ltd. 2.60% 2022[4]	29,255	29,177
Petsmart, Inc. 7.125% 2023[4]	7,100	6,656
Petsmart, Inc. 5.875% 2025[4]	5,645	5,609
S.A.C.I. Falabella 3.75% 2027[4]	4,560	4,663
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,700	5,671
Sands China Ltd. 4.60% 2023	11,279	12,015
Sands China Ltd. 5.40% 2028	20,150	22,675
Starbucks Corp. 3.10% 2023	28,233	29,015
Starbucks Corp. 4.30% 2045	875	935
Starbucks Corp. 4.50% 2048	9,329	10,311
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	4,070	4,067
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	6,765	6,979
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	11,930	12,684
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	7,825	8,541
William Carter Co. 5.625% 2027[4]	990	1,042
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[4]	7,820	8,025
		526,145
Communication services 0.48%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,237
América Móvil, SAB de CV 8.46% 2036	147,200	7,067
AT&T Inc. 3.80% 2027	$ 4,535	4,735
Capital Income Builder — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 4.35% 2029	$ 7,200	$ 7,785
AT&T Inc. 4.35% 2045	2,500	2,515
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,175
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,656
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	3,275	3,426
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	43,385	44,849
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,410
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,089
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	6,075	6,250
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,070	3,228
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	22,071	24,107
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	7,077	7,236
CenturyLink, Inc. 7.50% 2024	20,283	22,254
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,983
Comcast Corp. 3.00% 2024	6,919	7,110
Comcast Corp. 3.70% 2024	12,306	13,022
Comcast Corp. 3.95% 2025	7,030	7,568
Comcast Corp. 2.35% 2027	3,220	3,149
Comcast Corp. 3.15% 2028	8,715	8,952
Comcast Corp. 4.15% 2028	2,130	2,350
Comcast Corp. 4.75% 2044	3,500	4,081
Comcast Corp. 4.00% 2047	2,600	2,747
Comcast Corp. 4.00% 2048	6,303	6,647
Comcast Corp. 4.70% 2048	1,950	2,291
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.74% 2022[9,10]	664	668
Diamond Sports Group LLC 5.375% 2026[4]	8,025	8,175
Fox Corp. 4.03% 2024[4]	6,720	7,123
Fox Corp. 5.576% 2049[4]	11,555	14,123
Frontier Communications Corp. 6.25% 2021	600	378
Frontier Communications Corp. 10.50% 2022	5,250	3,308
Frontier Communications Corp. 11.00% 2025	4,800	2,808
Inmarsat PLC 6.50% 2024[4]	3,619	3,800
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[4]	3,815	3,921
Netflix, Inc. 5.875% 2028	15,000	16,481
Netflix, Inc. 5.375% 2029[4]	2,500	2,638
Sirius XM Radio Inc. 5.50% 2029[4]	3,365	3,520
SoftBank Group Corp. 3.36% 2023[4]	5,625	5,664
Sprint Corp. 11.50% 2021	124,685	146,505
Time Warner Cable Inc. 5.00% 2020	10,000	10,118
T-Mobile US, Inc. 6.375% 2025	3,600	3,739
T-Mobile US, Inc. 6.50% 2026	10,650	11,366
T-Mobile US, Inc. 4.75% 2028	7,500	7,734
Univision Communications Inc. 6.75% 2022[4]	1,039	1,063
Univision Communications Inc. 5.125% 2023[4]	10,805	10,781
Vodafone Group PLC 4.375% 2028	10,000	10,874
Vodafone Group PLC 5.25% 2048	7,427	8,364
Vodafone Group PLC 4.875% 2049	1,481	1,595
		495,665
Materials 0.26%
ArcelorMittal 3.60% 2024	15,115	15,252
ArcelorMittal 4.55% 2026	10,000	10,489
Ball Corp. 4.375% 2020	1,225	1,253
Berry Global Escrow Corp. 4.875% 2026[4]	6,650	6,933
Capital Income Builder — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CF Industries, Inc. 5.375% 2044	$ 3,500	$ 3,308
Chemours Co. 5.375% 2027	5,700	5,044
Consolidated Energy Finance SA 6.50% 2026[4]	3,060	3,045
Cydsa, SAB de CV 6.25% 2027	5,000	5,044
Dow Chemical Co. 3.625% 2026[4]	4,265	4,414
Dow Chemical Co. 5.55% 2048[4]	2,500	2,931
Dow Chemical Co. 4.80% 2049[4]	10,476	11,127
DowDuPont Inc. 4.725% 2028	8,533	9,610
DowDuPont Inc. 5.419% 2048	7,300	8,849
Ecolab Inc. 4.35% 2021	1,224	1,281
First Quantum Minerals Ltd. 7.00% 2021[4]	4,072	4,120
First Quantum Minerals Ltd. 7.25% 2022[4]	87,125	87,887
Freeport-McMoRan Inc. 5.45% 2043	2,275	2,118
Glencore Funding LLC 4.125% 2024[4]	16,555	17,186
LYB International Finance BV 4.875% 2044	500	528
LyondellBasell Industries NV 6.00% 2021	1,350	1,440
Mineral Resources Ltd. 8.125% 2027[4]	2,775	2,920
Mosaic Co. 4.25% 2023	1,700	1,804
Norbord Inc. 5.75% 2027[4]	1,315	1,331
Nova Chemicals Corp. 5.25% 2027[4]	7,755	8,116
Nutrien Ltd. 5.875% 2036	350	414
Nutrien Ltd. 5.00% 2049	2,300	2,573
Olin Corp. 5.125% 2027	2,445	2,471
Olin Corp. 5.625% 2029	5,000	5,144
Olin Corp. 5.00% 2030	1,850	1,806
Owens-Illinois, Inc. 5.00% 2022[4]	2,400	2,481
Owens-Illinois, Inc. 6.375% 2025[4]	5,000	5,483
Praxair, Inc. 3.00% 2021	2,500	2,537
Praxair, Inc. 2.20% 2022	1,000	1,001
S.P.C.M. SA 4.875% 2025[4]	9,999	10,146
Sherwin-Williams Co. 2.75% 2022	6,415	6,467
Sherwin-Williams Co. 3.45% 2027	5,851	6,005
Sherwin-Williams Co. 4.50% 2047	2,299	2,459
Summit Materials, Inc. 6.50% 2027[4]	3,785	4,012
Westlake Chemical Corp. 5.00% 2046	1,985	2,078
Westlake Chemical Corp. 4.375% 2047	415	400
		271,507
Industrials 0.24%
3M Co. 2.25% 2023	3,500	3,495
3M Co. 3.25% 2024	6,359	6,635
3M Co. 2.25% 2026	8,625	8,460
Airbus Group SE 2.70% 2023[4]	4,445	4,505
Allison Transmission Holdings, Inc. 5.875% 2029[4]	4,430	4,718
American Airlines, Inc. 5.50% 2019[4]	2,000	2,008
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	248	261
ARAMARK Corp. 5.00% 2028[4]	2,000	2,090
Avolon Holdings Funding Ltd. 3.95% 2024[4]	13,411	13,739
Avolon Holdings Funding Ltd. 4.375% 2026[4]	6,285	6,508
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[8]	6,700	7,372
Boeing Co. 3.10% 2026	11,825	12,167
Boeing Co. 2.70% 2027	3,135	3,133
Boeing Co. 3.20% 2029	2,540	2,609
Boeing Co. 3.60% 2034	5,000	5,241
Capital Income Builder — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 3.90% 2049	$11,689	$ 12,056
Burlington Northern Santa Fe LLC 3.55% 2050	5,037	5,098
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 5.484% 2023[9,10]	1,092	1,098
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022	1,589	1,650
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022	1,966	2,031
CSX Corp. 4.50% 2049	6,729	7,536
General Electric Capital Corp. 2.342% 2020	5,984	5,959
Harris Corp. 2.70% 2020	1,530	1,532
Harris Corp. 3.832% 2025	410	432
Honeywell International Inc. 2.30% 2024	7,155	7,164
Honeywell International Inc. 2.70% 2029	4,695	4,719
Lima Metro Line 2 Finance Ltd. 4.35% 2036[4]	2,750	2,843
NXP BV and NXP Funding LLC 4.125% 2021[4]	1,250	1,279
Parker-Hannifin Corp. 3.25% 2029	5,235	5,373
Republic Services, Inc. 2.50% 2024	15,000	15,037
Roper Technologies, Inc. 2.80% 2021	690	694
Thomson Reuters Corp. 4.30% 2023	1,245	1,321
Thomson Reuters Corp. 5.65% 2043	1,190	1,365
TransDigm Inc. 6.00% 2022	5,459	5,529
TransDigm Inc. 6.25% 2026[4]	28,190	29,635
Union Pacific Corp. 3.70% 2029	6,065	6,509
Union Pacific Corp. 4.30% 2049	9,501	10,539
Union Pacific Corp. 3.95% 2059	4,500	4,534
United Technologies Corp. 2.30% 2022	1,185	1,182
United Technologies Corp. 3.125% 2027	12,375	12,791
Waste Management, Inc. 2.95% 2024	4,125	4,230
Waste Management, Inc. 3.45% 2029	5,640	5,941
Waste Management, Inc. 4.15% 2049	2,066	2,285
Westinghouse Air Brake Technologies Corp. 4.40% 2024[8]	3,693	3,884
		247,187
Information technology 0.23%
Broadcom Inc. 4.75% 2029[4]	52,559	53,665
Broadcom Ltd. 3.00% 2022	21,750	21,843
Broadcom Ltd. 3.625% 2024	6,875	6,955
Broadcom Ltd. 3.875% 2027	35,131	34,324
Broadcom Ltd. 3.50% 2028	12,031	11,335
CDK Global Inc. 5.25% 2029[4]	1,885	1,958
CommScope Finance LLC 5.50% 2024[4]	2,835	2,885
Fidelity National Information Services, Inc. 3.75% 2029	1,350	1,428
Fiserv, Inc. 3.20% 2026	5,275	5,401
Fiserv, Inc. 3.50% 2029	21,052	21,636
Fiserv, Inc. 4.40% 2049	12,766	13,710
International Business Machines Corp. 3.00% 2024	18,500	18,947
International Business Machines Corp. 3.50% 2029	2,500	2,620
Microsoft Corp. 1.55% 2021	13,755	13,624
Microsoft Corp. 2.875% 2024	5,150	5,302
Microsoft Corp. 3.125% 2025	3,250	3,401
Microsoft Corp. 3.30% 2027	16,886	17,856
Microsoft Corp. 3.70% 2046	900	976
QUALCOMM Inc. 4.30% 2047	3,451	3,690
		241,556
Capital Income Builder — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 0.20%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.90% 2023	$ 2,400	$ 2,522
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,873
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,506
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,962
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	673
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,032
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	861
American Campus Communities, Inc. 3.35% 2020	2,200	2,220
American Campus Communities, Inc. 3.75% 2023	10,190	10,552
American Campus Communities, Inc. 4.125% 2024	7,000	7,400
American Campus Communities, Inc. 3.30% 2026	14,802	15,004
American Campus Communities, Inc. 3.625% 2027	3,595	3,687
Equinix, Inc. 5.375% 2027	23,650	25,446
Essex Portfolio LP 3.625% 2022	410	422
Essex Portfolio LP 3.25% 2023	7,845	7,997
Essex Portfolio LP 3.875% 2024	2,335	2,452
Gaming and Leisure Properties, Inc. 5.375% 2026	3,479	3,794
Gaming and Leisure Properties, Inc. 5.75% 2028	3,700	4,157
Hospitality Properties Trust 5.00% 2022	1,000	1,043
Hospitality Properties Trust 4.50% 2023	11,490	11,851
Hospitality Properties Trust 4.50% 2025	1,965	1,972
Hospitality Properties Trust 3.95% 2028	4,150	3,920
Iron Mountain Inc. 4.875% 2027[4]	740	738
Iron Mountain Inc. 5.25% 2028[4]	2,000	2,020
iStar Inc. 4.625% 2020	3,200	3,240
Kimco Realty Corp. 3.40% 2022	2,470	2,529
Kimco Realty Corp. 3.125% 2023	3,175	3,223
Kimco Realty Corp. 3.30% 2025	5,000	5,108
Medical Properties Trust Inc. 4.625% 2029	6,500	6,589
Scentre Group 2.375% 2019[4]	3,950	3,948
Scentre Group 2.375% 2021[4]	4,220	4,206
Scentre Group 3.25% 2025[4]	1,705	1,722
Scentre Group 3.50% 2025[4]	9,000	9,208
WEA Finance LLC 2.70% 2019[4]	9,415	9,414
WEA Finance LLC 3.25% 2020[4]	10,370	10,453
WEA Finance LLC 3.75% 2024[4]	7,500	7,867
Westfield Corp. Ltd. 3.15% 2022[4]	2,720	2,757
Westfield Corp. Ltd. 3.50% 2029[4]	20,350	20,747
		208,115
Total corporate bonds & notes		6,068,327
Mortgage-backed obligations 2.96%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,9,13]	19,055	19,538
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.902% 2034[9,13]	344	321
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[13]	198	226
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[13]	106	120
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[13]	151	162
Fannie Mae 6.50% 2037[13]	137	143
Fannie Mae 7.00% 2037[13]	208	234
Fannie Mae 7.50% 2037[13]	303	340
Fannie Mae 7.00% 2047[13]	58	65
Fannie Mae Pool #745393 4.50% 2020[13]	3	3
Fannie Mae Pool #936484 6.00% 2021[13]	167	171
Capital Income Builder — Page 22 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AU9376 3.50% 2023[13]	$ 55	$ 57
Fannie Mae Pool #AA8755 4.50% 2024[13]	2,778	2,879
Fannie Mae Pool #AA8211 4.50% 2024[13]	650	673
Fannie Mae Pool #930337 6.00% 2024[13]	9	9
Fannie Mae Pool #MA2200 3.50% 2025[13]	46	47
Fannie Mae Pool #AX9959 3.50% 2029[13]	652	674
Fannie Mae Pool #BA2999 3.50% 2030[13]	711	740
Fannie Mae Pool #CA1299 3.50% 2033[13]	237	247
Fannie Mae Pool #683351 5.50% 2033[13]	189	208
Fannie Mae Pool #902164 6.00% 2036[13]	2,852	3,210
Fannie Mae Pool #903076 6.00% 2036[13]	2,479	2,818
Fannie Mae Pool #887695 6.00% 2036[13]	1,993	2,267
Fannie Mae Pool #902503 6.00% 2036[13]	1,311	1,490
Fannie Mae Pool #894308 6.00% 2036[13]	618	699
Fannie Mae Pool #AD0249 5.50% 2037[13]	234	259
Fannie Mae Pool #256960 6.50% 2037[13]	822	954
Fannie Mae Pool #256845 6.50% 2037[13]	138	155
Fannie Mae Pool #963269 5.50% 2038[13]	1,857	2,052
Fannie Mae Pool #963454 5.50% 2038[13]	1,706	1,886
Fannie Mae Pool #963796 5.50% 2038[13]	717	796
Fannie Mae Pool #963341 5.50% 2038[13]	447	494
Fannie Mae Pool #970772 5.50% 2038[13]	172	190
Fannie Mae Pool #929964 6.00% 2038[13]	1,090	1,241
Fannie Mae Pool #257137 7.00% 2038[13]	42	50
Fannie Mae Pool #AE0392 5.50% 2039[13]	150	166
Fannie Mae Pool #AE8073 4.00% 2040[13]	485	514
Fannie Mae Pool #AL0152 6.00% 2040[13]	7,363	8,382
Fannie Mae Pool #AB4050 4.00% 2041[13]	827	882
Fannie Mae Pool #AJ4189 4.00% 2041[13]	498	530
Fannie Mae Pool #AJ4154 4.00% 2041[13]	464	494
Fannie Mae Pool #AJ0257 4.00% 2041[13]	200	213
Fannie Mae Pool #AL1571 5.00% 2041[13]	7,804	8,514
Fannie Mae Pool #AL0913 6.00% 2041[13]	5,209	5,930
Fannie Mae Pool #AO6721 4.00% 2042[13]	19,465	20,696
Fannie Mae Pool #AJ9165 4.00% 2042[13]	11,530	12,254
Fannie Mae Pool #AL2745 4.00% 2042[13]	3,998	4,260
Fannie Mae Pool #890445 4.00% 2042[13]	2,812	2,990
Fannie Mae Pool #AO1820 4.00% 2042[13]	1,937	2,059
Fannie Mae Pool #890407 4.00% 2042[13]	1,324	1,407
Fannie Mae Pool #AS0831 4.50% 2043[13]	2,961	3,166
Fannie Mae Pool #AX2782 4.00% 2044[13]	9,332	9,859
Fannie Mae Pool #AW4026 4.00% 2044[13]	6,044	6,394
Fannie Mae Pool #AW4156 4.00% 2044[13]	5,515	5,827
Fannie Mae Pool #AY1313 4.00% 2045[13]	13,523	14,288
Fannie Mae Pool #AL8522 3.50% 2046[13]	2,194	2,283
Fannie Mae Pool #AS7759 4.00% 2046[13]	38,281	40,446
Fannie Mae Pool #AS7939 4.00% 2046[13]	25,698	27,151
Fannie Mae Pool #AS6840 4.00% 2046[13]	18,673	19,727
Fannie Mae Pool #AS7760 4.00% 2046[13]	17,625	18,579
Fannie Mae Pool #AS7598 4.00% 2046[13]	16,566	17,502
Fannie Mae Pool #BC4712 4.00% 2046[13]	13,565	14,274
Fannie Mae Pool #BC4801 4.00% 2046[13]	10,132	10,662
Fannie Mae Pool #BC8719 4.00% 2046[13]	6,001	6,340
Fannie Mae Pool #AL9190 4.00% 2046[13]	5,956	6,267
Fannie Mae Pool #BC8720 4.00% 2046[13]	4,572	4,810
Capital Income Builder — Page 23 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BD1967 4.00% 2046[13]	$ 4,259	$ 4,500
Fannie Mae Pool #BD5477 4.00% 2046[13]	170	178
Fannie Mae Pool #MA2691 4.50% 2046[13]	3,529	3,748
Fannie Mae Pool #MA3149 4.00% 2047[13]	97,056	101,288
Fannie Mae Pool #MA3183 4.00% 2047[13]	33,609	35,032
Fannie Mae Pool #MA3058 4.00% 2047[13]	17,035	17,813
Fannie Mae Pool #AS9313 4.00% 2047[13]	14,502	15,301
Fannie Mae Pool #BJ1668 4.00% 2047[13]	10,090	10,566
Fannie Mae Pool #BH2491 4.00% 2047[13]	6,836	7,180
Fannie Mae Pool #BE3229 4.00% 2047[13]	5,343	5,616
Fannie Mae Pool #MA3211 4.00% 2047[13]	2,672	2,785
Fannie Mae Pool #AS9454 4.00% 2047[13]	169	178
Fannie Mae Pool #BD7165 4.00% 2047[13]	137	143
Fannie Mae Pool #MA2907 4.00% 2047[13]	120	126
Fannie Mae Pool #CA0243 4.50% 2047[13]	75,831	80,059
Fannie Mae Pool #CA0623 4.50% 2047[13]	59,002	62,269
Fannie Mae Pool #BM4187 4.50% 2047[13]	45,895	49,451
Fannie Mae Pool #MA3276 3.50% 2048[13]	6,070	6,260
Fannie Mae Pool #MA3495 4.00% 2048[13]	26,189	27,112
Fannie Mae Pool #MA3536 4.00% 2048[13]	23,762	24,600
Fannie Mae Pool #MA3467 4.00% 2048[13]	20,121	20,830
Fannie Mae Pool #MA3384 4.00% 2048[13]	861	894
Fannie Mae Pool #BK0920 4.00% 2048[13]	438	455
Fannie Mae Pool #MA3443 4.00% 2048[13]	118	123
Fannie Mae Pool #MA3357 4.00% 2048[13]	26	27
Fannie Mae Pool #CA2204 4.50% 2048[13]	68,704	72,296
Fannie Mae Pool #CA1952 4.50% 2048[13]	66,571	70,089
Fannie Mae Pool #BJ2751 4.50% 2048[13]	59,230	62,404
Fannie Mae Pool #BK4872 4.50% 2048[13]	15,047	15,796
Fannie Mae Pool #MA3496 4.50% 2048[13]	9,212	9,654
Fannie Mae Pool #BN4047 4.50% 2048[13]	2,013	2,114
Fannie Mae Pool #CA3084 4.00% 2049[13]	88,296	91,700
Fannie Mae Pool #MA3639 4.50% 2049[13]	12,220	12,806
Fannie Mae Pool #CA3228 4.50% 2049[13]	494	518
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[13]	429	462
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.546% 2036[9,13]	1,176	1,173
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[13]	55	62
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[13]	58	67
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,13]	2,890	2,993
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[13]	1,274	1,120
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[13]	812	733
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[13]	272	244
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[13]	159	141
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,13]	16,779	17,579
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,9,13]	26,289	26,994
Freddie Mac 5.50% 2023[13]	396	409
Freddie Mac 3.50% 2025[13]	30	31
Freddie Mac 3.50% 2026[13]	1,203	1,243
Freddie Mac 3.50% 2026[13]	873	903
Freddie Mac 3.50% 2033[13]	1,595	1,653
Freddie Mac 3.50% 2033[13]	275	285
Freddie Mac 3.50% 2034[13]	27,298	28,217
Freddie Mac 3.50% 2034[13]	16,710	17,294
Freddie Mac 3.50% 2034[13]	1,108	1,147
Freddie Mac 3.50% 2034[13]	565	585
Capital Income Builder — Page 24 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2038[13]	$ 1,047	$ 1,142
Freddie Mac 5.50% 2038[13]	1,973	2,201
Freddie Mac 5.00% 2039[13]	8,234	8,990
Freddie Mac 4.00% 2040[13]	1,299	1,378
Freddie Mac 6.00% 2040[13]	79	90
Freddie Mac 4.50% 2041[13]	13,993	15,107
Freddie Mac 4.50% 2041[13]	501	540
Freddie Mac 5.00% 2041[13]	220	234
Freddie Mac 5.50% 2041[13]	3,664	4,069
Freddie Mac 4.00% 2042[13]	12,059	12,796
Freddie Mac 4.50% 2043[13]	1,439	1,527
Freddie Mac 3.50% 2045[13]	32,534	34,055
Freddie Mac 3.50% 2046[13]	377	384
Freddie Mac 4.00% 2046[13]	25,931	27,303
Freddie Mac 4.00% 2046[13]	13,808	14,540
Freddie Mac 4.00% 2046[13]	13,409	14,118
Freddie Mac 4.00% 2046[13]	3,434	3,615
Freddie Mac 3.50% 2047[13]	93,557	96,511
Freddie Mac 3.50% 2047[13]	22,229	23,054
Freddie Mac 3.50% 2047[13]	9,924	10,237
Freddie Mac 3.50% 2047[13]	6,891	7,141
Freddie Mac 4.00% 2047[13]	84,587	88,229
Freddie Mac 4.50% 2047[13]	1,870	1,976
Freddie Mac 4.50% 2047[13]	980	1,033
Freddie Mac 6.50% 2047[13]	329	353
Freddie Mac 3.50% 2048[13]	2,695	2,781
Freddie Mac 4.50% 2048[13]	69,729	73,500
Freddie Mac 4.00% 2049[13]	8,856	9,174
Freddie Mac Pool #G14978 3.50% 2024[13]	222	229
Freddie Mac Pool #G18730 3.50% 2034[13]	6,687	6,924
Freddie Mac Pool #760014 3.403% 2045[9,13]	3,279	3,360
Freddie Mac Pool #G60279 4.00% 2045[13]	15,693	16,600
Freddie Mac Pool #G08876 3.50% 2049[13]	68,668	70,368
Freddie Mac Pool #G08865 3.50% 2049[13]	20,309	20,829
Freddie Mac, Series 2890, Class KT, 4.50% 2019[13]	1	1
Freddie Mac, Series 2642, Class BL, 3.50% 2023[13]	36	36
Freddie Mac, Series 2122, Class QM, 6.25% 2029[13]	1,173	1,268
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[13]	8,590	8,699
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[13]	18,009	18,090
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[13]	10,110	10,162
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[13]	41,420	41,677
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[13]	5,965	6,039
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[13]	11,565	11,709
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[13]	3,717	3,741
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[13]	9,380	9,714
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[13]	10,000	10,507
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[13]	28,910	30,077
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[13]	41,090	42,234
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[13]	15,000	15,914
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[13]	3,500	3,588
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[13]	4,360	4,589
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,13]	14,250	15,083
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[13]	4,810	5,093
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[9,13]	4,390	4,657
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[13]	2,350	2,496
Capital Income Builder — Page 25 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[9,13]	$ 6,990	$ 7,461
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[13]	408	386
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[13]	1,461	1,321
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[13]	839	734
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[13]	558	500
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[13]	436	405
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[13]	326	295
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[13]	213	195
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[13]	18,450	18,674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[13]	17,651	17,844
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[9,13]	9,137	9,259
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[13]	14,346	14,637
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[13]	5,675	5,804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[13]	36,813	38,818
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[13]	1,315	1,363
Government National Mortgage Assn. 4.50% 2037[13]	1,349	1,440
Government National Mortgage Assn. 6.00% 2039[13]	1,872	2,104
Government National Mortgage Assn. 6.50% 2039[13]	232	257
Government National Mortgage Assn. 3.50% 2040[13]	237	246
Government National Mortgage Assn. 5.00% 2040[13]	1,973	2,077
Government National Mortgage Assn. 5.50% 2040[13]	2,599	2,882
Government National Mortgage Assn. 4.50% 2041[13]	2,178	2,290
Government National Mortgage Assn. 5.00% 2041[13]	2,519	2,653
Government National Mortgage Assn. 6.50% 2041[13]	1,111	1,228
Government National Mortgage Assn. 4.50% 2045[13]	33,925	35,899
Government National Mortgage Assn. 4.50% 2045[13]	4,545	4,812
Government National Mortgage Assn. 4.50% 2045[13]	3,191	3,398
Government National Mortgage Assn. 3.50% 2048[13]	22,335	23,108
Government National Mortgage Assn. 5.00% 2048[13]	868	913
Government National Mortgage Assn. 3.50% 2049[13,14]	30,504	31,536
Government National Mortgage Assn. 3.50% 2049[13,14]	5,882	6,077
Government National Mortgage Assn. 4.50% 2049[13,14]	60,421	62,922
Government National Mortgage Assn. 4.50% 2049[13,14]	690	718
Government National Mortgage Assn. 5.00% 2049[13,14]	56,708	59,397
Government National Mortgage Assn. 5.00% 2049[13]	49,679	52,181
Government National Mortgage Assn. 5.00% 2049[13]	47,122	49,539
Government National Mortgage Assn. 5.00% 2049[13]	2,488	2,610
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[13]	59,186	62,081
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[13]	25,606	26,858
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[13]	3,053	3,202
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[13]	4,002	4,140
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[13]	99,496	104,189
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[13]	19,554	20,527
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[13]	9,498	9,972
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[13]	58,607	61,952
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[13]	50,170	52,753
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[13]	16,226	17,146
Government National Mortgage Assn. Pool #773426 4.074% 2061[13]	101	102
Government National Mortgage Assn. Pool #756728 4.26% 2062[13]	702	705
Government National Mortgage Assn. Pool #766524 4.536% 2062[13]	554	556
Government National Mortgage Assn. Pool #795485 4.73% 2062[13]	334	340
Government National Mortgage Assn. Pool #AG8193 5.025% 2064[13]	40	41
Government National Mortgage Assn. Pool #AG8117 5.035% 2064[13]	51	52
Government National Mortgage Assn. Pool #AG8207 5.038% 2064[13]	36	37
Government National Mortgage Assn. Pool #AG8088 5.037% 2064[13]	35	35
Capital Income Builder — Page 26 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8244 5.031% 2065[13]	$ 35	$ 36
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[13]	1,127	1,004
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[13]	832	775
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168% 2046[9,13]	342	310
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,9,13]	89	91
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,9,13]	7,934	8,223
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[4,9,13]	13,709	13,947
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.866% 2057[4,9,13]	5,407	5,403
Uniform Mortgage-Backed Security 3.50% 2034[13,14]	43,918	45,366
Uniform Mortgage-Backed Security 3.50% 2049[13,14]	60	61
Uniform Mortgage-Backed Security 4.00% 2049[13,14]	16,347	16,922
Uniform Mortgage-Backed Security 4.50% 2049[13,14]	80,335	84,181
		3,066,282
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Honduras (Republic of) 8.75% 2020	4,450	4,756
Japan Bank for International Cooperation 2.125% 2020	21,400	21,379
Portuguese Republic 5.125% 2024	41,500	46,917
Qatar (State of) 4.50% 2028[4]	7,070	7,986
Qatar (State of) 4.00% 2029[4]	2,895	3,159
Qatar (State of) 5.103% 2048[4]	4,800	5,782
Romania 3.50% 2034	€ 1,770	2,198
Saudi Arabia (Kingdom of) 3.628% 2027[4]	$ 5,000	5,250
Saudi Arabia (Kingdom of) 3.625% 2028[4]	11,435	11,967
Saudi Arabia (Kingdom of) 4.375% 2029[4]	1,860	2,056
Saudi Arabia (Kingdom of) 5.00% 2049[4]	2,825	3,213
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	78,159
		192,822
Asset-backed obligations 0.15%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,13]	$ 7,500	7,499
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,13]	4,010	4,043
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.288% 2025[4,9,13]	2,166	2,167
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,13]	625	626
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,13]	1,587	1,593
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[13]	47	48
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.515% 2035[9,13]	68	65
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.465% 2036[9,13]	3,453	3,345
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.465% 2037[9,13]	4,378	4,223
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.475% 2037[9,13]	9,297	9,014
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,13]	141	141
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,13]	1,687	1,685
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,13]	7,000	7,061
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,13]	22,965	23,914
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,13]	6,770	7,042
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,13]	40,645	41,901
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,9,13]	5,305	5,342
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,9,13]	4,974	5,011
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[13]	2,019	2,059
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[13]	992	993
Capital Income Builder — Page 27 of 34

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[13]	$ 2,567	$ 2,570
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.176% 2023[9,13]	4,025	4,006
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.966% 2029[9,13]	348	341
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.333% 2025[4,9,13]	12,498	12,501
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,13]	41	41
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.996% 2026[4,9,13]	9,710	9,689
		156,920
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026	37,230	37,512
Municipals 0.03% Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	25,335	26,183
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,912
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,805
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,149
		2,954
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	1,565	1,596
Total municipals		34,645
Total bonds, notes & other debt instruments (cost: $25,761,114,000)		26,438,004
Short-term securities 4.89% Money market investments 4.81%	Shares
Capital Group Central Cash Fund 2.30%[15]	49,910,822	4,990,583
Other short-term securities 0.08%	Principal amount (000)
U.S. Treasury Bill 2.05% due 1/9/2020	$ 80,800	80,065
Total short-term securities (cost: $5,070,604,000)		5,070,648
Total investment securities 99.84% (cost: $92,823,758,000)		103,483,106
Other assets less liabilities 0.16%		169,731
Net assets 100.00%		$103,652,837
Capital Income Builder — Page 28 of 34

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 7/31/2019[17] (000)	Unrealized (depreciation) appreciation at 7/31/2019 (000)
90 Day Euro Dollar Futures	Long	7,436	September 2019	$ 1,859,000	$ 1,817,823	$ (1,964)
90 Day Euro Dollar Futures	Short	7,436	September 2020	(1,859,000)	(1,826,746)	2,219
2 Year U.S. Treasury Note Futures	Long	38,219	October 2019	7,643,800	8,194,392	15,592
5 Year U.S. Treasury Note Futures	Long	18,803	October 2019	1,880,300	2,210,381	21,771
10 Year U.S. Treasury Note Futures	Short	705	September 2019	(70,500)	(89,832)	(1,249)
10 Year Ultra U.S. Treasury Note Futures	Short	6,662	September 2019	(666,200)	(918,315)	(27,311)
20 Year U.S. Treasury Bond Futures	Short	136	September 2019	(13,600)	(21,161)	(573)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,881	September 2019	188,100	333,995	14,057
						$22,542
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 7/31/2019 (000)
Purchases (000)	Sales (000)
USD428	EUR380	Morgan Stanley	8/22/2019	$ 7
USD200,898	GBP160,000	UBS AG	8/27/2019	6,049
$6,056
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 7/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$ 30,600	$ (495)	$ —	$ (495)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(517)	—	(517)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(578)	—	(578)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(3,233)	—	(3,233)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(13,602)	—	(13,602)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(31,434)	—	(31,434)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(13,214)	—	(13,214)
U.S. EFFR	2.2325%	4/11/2029	485,000	(24,299)	—	(24,299)
U.S. EFFR	2.5365%	1/11/2049	78,000	(11,094)	—	(11,094)
U.S. EFFR	1.979%	7/9/2049	77,000	(1,176)	—	(1,176)
					$—	$(99,642)
Capital Income Builder — Page 29 of 34

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Common stocks 2.30%
Consumer staples 0.02%
Convenience Retail Asia Ltd.[1]	51,330,000	—	—	51,330,000	$ —	$ 4,872	$ 1,112	$ 26,473
Information technology 0.17%
VTech Holdings Ltd.[1]	20,089,300	—	—	20,089,300	—	(58,969)	13,460	176,714
Vanguard International Semiconductor Corp.[1,18]	85,015,695	—	3,533,606	81,482,089	426	14,080	8,388	—
								176,714
Energy 0.00%
Whitecap Resources Inc.[18]	22,128,500	—	22,128,500	—	(124,394)	97,702	2,061	—
Real estate 0.24%
TAG Immobilien AG1	5,321,373	5,317,194	—	10,638,567	—	4,415	4,465	251,482
American Campus Communities, Inc. REIT[18]	4,872,388	3,000,000	6,000,000	1,872,388	23,490	20,516	(2,274)	—
								251,482
Utilities 1.10%
E.ON SE1	63,727,000	49,824,410	—	113,551,410	—	(6,551)	43,423	1,136,310
Communication services 0.20%
Euskaltel, SA, non-registered shares[1]	11,611,000	—	—	11,611,000	—	4,164	4,086	101,482
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	4,701	4,103	87,611
Zegona Communications PLC[1]	7,573,166	6,821,574	—	14,394,740	—	(1,795)	515	18,118
								207,211
Consumer discretionary 0.57%
Six Flags Entertainment Corp.	3,000,000	2,487,000	—	5,487,000	—	(14,566)	13,376	289,878
Greene King PLC[1]	24,691,512	—	—	24,691,512	—	34,935	2,766	187,246
Dine Brands Global, Inc.	1,095,551	—	—	1,095,551	—	1,150	2,202	89,934
AA PLC[1]	35,437,759	—	—	35,437,759	—	(23,798)	645	21,544
Leifheit AG, non-registered shares[18]	637,270	—	637,270	—	(4,763)	5,469	—	—
								588,602
Total common stocks								2,386,792
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 2.30%[15,18]	—	79,963,802	30,052,980	49,910,822	12	30	45,388	—
Total 2.30%					$(105,229)	$86,355	$143,716	$2,386,792
Capital Income Builder — Page 30 of 34

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,971,918,000, which represented 29.88% of the net assets of the fund. This amount includes $30,810,170,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,543,966,000, which represented 1.49% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $135,924,000, which represented .13% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.
[9]	Coupon rate may change periodically.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,011,000, which represented less than .01% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Purchased on a TBA basis.
[15]	Rate represents the seven-day yield at July 31, 2019.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
[18]	Unaffiliated issuer at 7/31/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Income Builder — Page 31 of 34

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $7,035,655,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $380,947,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $2,558,031,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Income Builder — Page 32 of 34

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 4,331,620	$ 5,943,337	$ —	$ 10,274,957
Consumer staples	5,701,869	3,577,413	—	9,279,282
Health care	5,398,822	3,441,512	—	8,840,334
Information technology	6,074,721	1,619,756	—	7,694,477
Energy	4,068,376	3,012,445	—	7,080,821
Real estate	3,921,139	2,267,459	—	6,188,598
Utilities	2,563,233	3,213,180	—	5,776,413
Industrials	2,655,837	2,552,167	—	5,208,004
Communication services	2,126,499	2,462,176	—	4,588,675
Consumer discretionary	2,631,780	1,387,683	—	4,019,463
Materials	967,078	1,435,007	—	2,402,085
Preferred securities	—	68,169	—	68,169
Rights & warrants	—	—	47	47
Convertible stocks	553,129	—	—	553,129
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	16,881,496	—	16,881,496
Corporate bonds & notes	—	6,068,327	—	6,068,327
Mortgage-backed obligations	—	3,066,282	—	3,066,282
Bonds & notes of governments & government agencies outside the U.S.	—	192,822	—	192,822
Asset-backed obligations	—	156,920	—	156,920
Federal agency bonds & notes	—	37,512	—	37,512
Municipals	—	34,645	—	34,645
Short-term securities	4,990,583	80,065	—	5,070,648
Total	$45,984,686	$57,498,373	$47	$103,483,106
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 53,639	$ —	$ —	$ 53,639
Unrealized appreciation on open forward currency contracts	—	6,056	—	6,056
Liabilities:
Unrealized depreciation on futures contracts	(31,097)	—	—	(31,097)
Unrealized depreciation on interest rate swaps	—	(99,642)	—	(99,642)
Total	$22,542	$(93,586)	$—	$(71,044)
Capital Income Builder — Page 33 of 34

unaudited
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	HKD = Hong Kong dollars
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-012-0919O-S732121	Capital Income Builder — Page 34 of 34